Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other current liabilities [text block] [Abstract]
Schedule of current liabilities
	2020 €’000	2019 €’000
Trade and other payables	1,777	2
Related party loan	-	14
Accruals	349	-
Derivative financial instruments – warrants (note 14)	52,932	-
	55,058	16